Class A Ordinary Shares Subject to Possible Redemption (Details)	6 Months Ended	9 Months Ended
	Jan. 11, 2021 USD ($) vote $ / shares shares	Sep. 30, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Temporary Equity [Line Items]
Common Stock, Shares Authorized | shares		45,000,000	45,000,000	39,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.000001	$ 0.000001	$ 0.000001
Temporary equity, shares outstanding | shares		36,064,095	29,496,153	29,496,153
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Temporary Equity [Line Items]
Common Stock, Shares Authorized | shares	200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | vote	1	1	1
Temporary equity, shares outstanding | shares	27,600,000
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Temporary Equity [Line Items]
Temporary equity, shares outstanding | shares	27,600,000	27,600,000	0
Gross proceeds from Initial Public Offering | $	$ 276,000,000	$ 276,000,000
Fair value of Public Warrants at issuance | $	(14,628,000)	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption | $	(14,971,596)	(14,971,596)
Accretion on Class A ordinary shares subject to possible redemption amount | $	29,599,596	29,599,596
Class A ordinary shares subject to possible redemption | $	$ 276,000,000	$ 276,000,000